Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Apr. 20, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 54,000
Deferred tax assets, net				$ 71,395
Deferred tax assets, valuation allowance	95,352	$ 151,043		$ 71,395
Deferred tax assets, tax deferred expense	48,185
Income tax payments, net of refunds	$ (2,031)	$ (10,281)	$ 15,526